Derivative Financial Instruments (Protection Sold Through Credit Default Swaps And Credit-Linked Notes) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2014		Mar. 31, 2014
Credit Default Swaps Sold [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	¥ 750,197		¥ 597,479
Maximum potential/Notional amount, Expiring in 1-5 years	2,666,086		2,619,297
Maximum potential/Notional amount, Expiring over 5 years	67,365		249,120
Maximum potential/Notional amount, Total	3,483,648		3,465,896
Credit derivative (asset) liability at fair value	(48,560)	[1]	(39,484)	[1]
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	590,077		473,702
Maximum potential/Notional amount, Expiring in 1-5 years	2,052,885		2,136,941
Maximum potential/Notional amount, Expiring over 5 years	67,365		81,491
Maximum potential/Notional amount, Total	2,710,327		2,692,134
Credit derivative (asset) liability at fair value	(35,703)	[1]	(29,382)	[1]
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	533,866	[2]	422,991	[2]
Maximum potential/Notional amount, Expiring in 1-5 years	1,878,601	[2]	1,952,552	[2]
Maximum potential/Notional amount, Expiring over 5 years	62,565	[2]	78,741	[2]
Maximum potential/Notional amount, Total	2,475,032	[2]	2,454,284	[2]
Credit derivative (asset) liability at fair value	(34,854)	[1],[2]	(30,634)	[1],[2]
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Non-Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	53,711		49,579
Maximum potential/Notional amount, Expiring in 1-5 years	174,284		180,168
Maximum potential/Notional amount, Expiring over 5 years	4,800		2,750
Maximum potential/Notional amount, Total	232,795		232,497
Credit derivative (asset) liability at fair value	(830)	[1]	1,326	[1]
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	2,500		1,132
Maximum potential/Notional amount, Expiring in 1-5 years			4,221
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total	2,500		5,353
Credit derivative (asset) liability at fair value	(19)	[1]	(74)	[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	160,120		123,777
Maximum potential/Notional amount, Expiring in 1-5 years	613,201		482,356
Maximum potential/Notional amount, Expiring over 5 years			167,629
Maximum potential/Notional amount, Total	773,321		773,762
Credit derivative (asset) liability at fair value	(12,857)	[1]	(10,102)	[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	940		940
Maximum potential/Notional amount, Expiring in 1-5 years	252,708		83,816
Maximum potential/Notional amount, Expiring over 5 years			166,629
Maximum potential/Notional amount, Total	253,648		251,385
Credit derivative (asset) liability at fair value	(4,400)	[1]	(3,316)	[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	940	[2]	940	[2]
Maximum potential/Notional amount, Expiring in 1-5 years	249,828	[2]	83,816	[2]
Maximum potential/Notional amount, Expiring over 5 years		[2]	166,629	[2]
Maximum potential/Notional amount, Total	250,768	[2]	251,385	[2]
Credit derivative (asset) liability at fair value	(4,390)	[1],[2]	(3,316)	[1],[2]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Non-Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less
Maximum potential/Notional amount, Expiring in 1-5 years	2,880
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total	2,880
Credit derivative (asset) liability at fair value	(10)	[1]		[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	159,180		122,837
Maximum potential/Notional amount, Expiring in 1-5 years	360,493		398,540
Maximum potential/Notional amount, Expiring over 5 years			1,000
Maximum potential/Notional amount, Total	519,673		522,377
Credit derivative (asset) liability at fair value	(8,457)	[1]	(6,786)	[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	155,789	[2]	122,837	[2]
Maximum potential/Notional amount, Expiring in 1-5 years	288,110	[2]	339,606	[2]
Maximum potential/Notional amount, Expiring over 5 years		[2]	1,000	[2]
Maximum potential/Notional amount, Total	443,899	[2]	463,443	[2]
Credit derivative (asset) liability at fair value	(5,838)	[1],[2]	(5,520)	[1],[2]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Non-Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less
Maximum potential/Notional amount, Expiring in 1-5 years	9,758		7,407
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total	9,758		7,407
Credit derivative (asset) liability at fair value	(818)	[1]	(779)	[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	3,391
Maximum potential/Notional amount, Expiring in 1-5 years	62,625		51,527
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total	66,016		51,527
Credit derivative (asset) liability at fair value	(1,801)	[1]	(487)	[1]
Credit-Linked Notes [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		[3]		[3]
Maximum potential/Notional amount, Expiring in 1-5 years		[3]		[3]
Maximum potential/Notional amount, Expiring over 5 years	2,767	[3]	4,546	[3]
Maximum potential/Notional amount, Total	2,767	[3]	4,546	[3]
Credit derivative (asset) liability at fair value	¥ (2,715)	[1],[3]	¥ (4,368)	[1],[3]

[1]	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
[2]	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
[3]	Fair value amounts shown represent the fair value of the hybrid instruments.